CONSOLIDATED BALANCE SHEETS (Parenthetical) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 CNY (¥) shares
Cash and cash equivalents	¥ 3,571,745	$ 560,485	¥ 1,180,787
Allowance for doubtful accounts	227,593	35,714	204,124
Prepayments and other current assets	1,172,472	183,985	1,603,447
Accounts and notes payable	1,353,150	212,340	1,509,894
Accrued expenses and other liabilities	1,591,639	249,763	1,407,253
Customer advances and deposits and deferred revenue	298,353	46,818	281,298
Operating lease liabilities	518,248	81,324	531,736
Income tax payable	587	92	14,550
Short - term bank loans	530,495	83,246	2,133,287
Long-term borrowings - current portion	287,814	45,164	95,149
Liabilities assumed			6,630,254
Operating lease liabilities	1,456,843	228,610	1,391,518
Long-term bank loan	769,767	120,793	78,548
Other non-current liabilities	¥ 24,261	$ 3,807	107,763
Liabilities held-for-sale - non-current			¥ 1,671,476
Ordinary shares, authorized shares | shares	1,858,134,053	1,858,134,053	1,858,134,053
Consolidated VIEs
Cash and cash equivalents	¥ 135,864	$ 21,320	¥ 62,970
Prepayments and other current assets	38,172	5,990	223,157
Accounts and notes payable	60,669	9,521	61,088
Accrued expenses and other liabilities	17,294	2,714	154,852
Customer advances and deposits and deferred revenue	341	54	10,213
Operating lease liabilities	880	138	8,104
Income tax payable			4
Short - term bank loans	120,500	18,909	5,000
Liabilities assumed			6,630,254
Operating lease liabilities			7,043
Long-term bank loan			961
Other non-current liabilities			106,620
Liabilities held-for-sale - non-current			1,671,476
Consolidated VIEs | Nonrecourse
Cash and cash equivalents	26,166	4,106	0
Prepayments and other current assets	12,046	1,890	0
Accounts and notes payable	60,669	9,521	61,088
Accrued expenses and other liabilities	18,251	2,865	154,852
Customer advances and deposits and deferred revenue	341	54	10,213
Operating lease liabilities	880	138	8,104
Income tax payable	0		4
Short - term bank loans	120,500	18,909	5,000
Long-term borrowings - current portion	84,006	$ 13,182	96,829
Liabilities assumed	0		6,630,254
Operating lease liabilities	0		7,043
Long-term bank loan	0		961
Other non-current liabilities	0		106,620
Liabilities held-for-sale - non-current	¥ 0		¥ 1,671,476
Class A ordinary shares
Ordinary shares, par value (in dollars per share) | $ / shares		$ 0.01
Ordinary shares, authorized shares | shares	1,858,134,053	1,858,134,053	1,858,134,053
Ordinary shares, issued shares | shares	255,648,452	255,648,452	250,648,452
Ordinary shares, outstanding shares | shares	255,648,452	255,648,452	250,648,452
Class B ordinary shares
Ordinary shares, par value (in dollars per share) | $ / shares		$ 0.01
Ordinary shares, authorized shares | shares	94,075,249	94,075,249	94,075,249
Ordinary shares, issued shares | shares	94,075,249	94,075,249	94,075,249
Ordinary shares, outstanding shares | shares	94,075,249	94,075,249	94,075,249
Class C ordinary shares
Ordinary shares, par value (in dollars per share) | $ / shares		$ 0.01
Ordinary shares, authorized shares | shares	47,790,698	47,790,698	47,790,698
Ordinary shares, issued shares | shares	47,790,698	47,790,698
Ordinary shares, outstanding shares | shares	47,790,698	47,790,698	47,790,698